Bank Loans	12 Months Ended
Dec. 31, 2022
Bank Loans [Abstract]
BANK LOANS

11. BANK LOANS

The bank loans as of December 31, 2022 are set out below:

Bank loans	USD	RMB	Period		Interest rate		Third Party guarantee/pledge	Personal guarantee
	Short-term Bank loan
1	217,457	1,500,000	30-Jun-22	30-Jun-23	4.20%		Shanghai Micro-companies Guarantee Fund	Wang Ping, Qiu Tian’e
2	43,491	300,000	13-Jul-21	4-Jan-23	4.50%
3	28,994	200,000	27-Jul-21	18-Jan-23	4.50%
4	43,491	300,000	30-Jul-21	21-Jan-23	4.50%
5	50,740	350,000	7-Sep-22	10-Mar-23	6.00%
6	768,349	5,300,000	11-Nov-21	10-Nov-23	9.00%		Revenue proceeds	Li Zhiqiang
7	231,143	1,594,399	4-Jan-22	4-Jan-23	5.50%		Revenue proceeds	Li Zhiqiang
8	171,885	1,185,650	28-Jan-22	17-Jan-23	5.50%		Revenue proceeds	Li Zhiqiang
9	163,111	1,125,122	4-Mar-22	3-Mar-23	5.50%		Revenue proceeds	Li Zhiqiang
10	195,218	1,346,593	2-Apr-22	21-Mar-23	5.50%		Revenue proceeds	Li Zhiqiang
11	102,652	708,082	27-Jul-22	27-Apr-23	3.85%		Building
12	2,899	20,000	27-Jun-22	27-Jun-23	5.20%
13	72,486	500,000	29-Sep-22	28-Sep-23	4.2%	float	Building
14	130,474	900,000	21-Jun-22	20-Sep-23	4.2%	float	Building
15	137,072	945,500	16-Jun-22	15-Jun-23	4.2%	float	Building
Total	2,359,462	16,275,346